UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $177,187
                                       (thousands)


List of Other Included Managers: NONE

                                                        FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                     VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                   --------      -----       --------   -------   --- ----   ----------  --------  ----    ------ ----
ALESCO FINL INC                  COM           014485106      117       244,600 SH         SOLE        NONE        244,600
ALLIANCE DATA SYSTEMS CORP       COM           018581108      924        25,000 SH         SOLE        NONE         25,000
AMERICAN CAP LTD                 COM           02503Y103      626       334,641 SH         SOLE        NONE        334,641
AON CORP                         COM           037389103   12,246       300,000 SH         SOLE        NONE        300,000
BANCORP RHODE ISLAND INC         COM           059690107      452        25,000 SH         SOLE        NONE         25,000
BCSB BANCORP INC                 COM           055367106    1,311       149,825 SH         SOLE        NONE        149,825
BENJAMIN FRANKLIN BANCORP IN     COM           082073107    3,542       402,044 SH         SOLE        NONE        402,044
BOSTON PRIVATE FINL HLDGS IN     COM           101119105      657       187,100 SH         SOLE        NONE        187,100
CAPE BANCORP INC                 COM           139209100    4,540       645,813 SH         SOLE        NONE        645,813
CAPITAL ONE FINL CORP            COM           14040H105    3,508       286,596 SH         SOLE        NONE        286,596
CENTURY BANCORP INC              CL A NON VTG  156432106    3,226       240,728 SH         SOLE        NONE        240,728
CHIMERA INVT CORP                COM           16934Q109    5,961     1,774,065 SH         SOLE        NONE      1,774,065
CHUBB CORP                       COM           171232101    4,232       100,000 SH         SOLE        NONE        100,000
CITIZENS REPUBLIC BANCORP IN     COM           174420109    4,647     2,998,065 SH         SOLE        NONE      2,998,065
COMERICA INC                     COM           200340107    8,764       478,666 SH         SOLE        NONE        478,666
COMMUNITY BANKERS TR CORP        COM           203612106    1,522       447,762 SH         SOLE        NONE        447,762
DANVERS BANCORP INC              COM           236442109    6,812       493,275 SH         SOLE        NONE        493,275
DIME CMNTY BANCSHARES            COM           253922108      881        93,932 SH         SOLE        NONE         93,932
ESSA BANCORP INC                 COM           29667D104    5,886       442,213 SH         SOLE        NONE        442,213
FIRST OPPORTUNITY FD INC         COM           33587T108    1,495       346,100 SH         SOLE        NONE        346,100
FREIGHTCAR AMER INC              COM           357023100    1,911       109,000 SH         SOLE        NONE        109,000
GATX CORP                        COM           361448103    7,081       350,000 SH         SOLE        NONE        350,000
GOLDLEAF FINANCIAL SOLUTIONS     COM NEW       38144H208    1,962     2,616,138 SH         SOLE        NONE      2,616,138
GRAMERCY CAP CORP                COM           384871109      163       167,605 SH         SOLE        NONE        167,605
GREENLIGHT CAPITAL RE LTD        CL A          G4095J109   10,393       650,800 SH         SOLE        NONE        650,800
HANCOCK HLDG CO                  COM           410120109    4,479       143,201 SH         SOLE        NONE        143,201
HILLTOP HOLDINGS INC             COM           432748101    2,443       214,300 SH         SOLE        NONE        214,300
HOME FED BANCORP INC MD          COM           43710G105    7,121       815,723 SH         SOLE        NONE        815,723
INTERNATIONAL BANCSHARES COR     COM           459044103    1,950       250,000 SH         SOLE        NONE        250,000
ISTAR FINL INC                   COM           45031U101      203        72,400 SH         SOLE        NONE         72,400
KEYCORP NEW                      COM           493267108    4,722       600,000 SH         SOLE        NONE        600,000
LENNAR CORP                      CL B          526057302   12,319     2,165,100 SH         SOLE        NONE      2,165,100
LOEWS CORP                       COM           540424108    8,067       365,000 SH         SOLE        NONE        365,000
MERIDIAN INTERSTAT BANCORP I     COM           58964Q104    1,376       163,367 SH         SOLE        NONE        163,367
NEWPORT BANCORP INC              COM           651754103    4,437       401,545 SH         SOLE        NONE        401,545
ONEBEACON INSURANCE GROUP LT     CL A          G67742109      524        54,225 SH         SOLE        NONE         54,225
PLATINUM UNDERWRITER HLDGS L     COM           G7127P100    2,643        93,200 SH         SOLE        NONE         93,200
PROVIDENT FINL HLDGS INC         COM           743868101    3,260       619,832 SH         SOLE        NONE        619,832
REDWOOD TR INC                   COM           758075402    2,610       170,000 SH         SOLE        NONE        170,000
SPDR GOLD TRUST                  GOLD SHS      78463V107    9,028       100,000 SH         SOLE        NONE        100,000
SUN BANCORP INC                  COM           86663B102    1,263       243,353 SH         SOLE        NONE        243,353
UNITED FINANCIAL BANCORP INC     COM           91030T109    4,958       378,783 SH         SOLE        NONE        378,783
WEBSTER FINL CORP CONN           COM           947890109    4,845     1,140,038 SH         SOLE        NONE      1,140,038
WESTAMERICA BANCORPORATION       COM           957090103    1,953        42,877 SH         SOLE        NONE         42,877
WESTERN ALLIANCE BANCORP         COM           957638109    1,524       334,203 SH         SOLE        NONE        334,203
WILLIS LEASE FINANCE CORP        COM           970646105    4,602       435,001 SH         SOLE        NONE        435,001




SK 21745 0002 994002